UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	08/31/2009

Date of reporting period:	11/30/2008

Item 1.	Schedule of Investments

Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2008 (Unaudited)

Shares		Description	Value
LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS 97.4%
Aerospace & Defense 0.9%
	96,600	Lockheed Martin Corp.	$7,448,826
	17,000	United Technologies Corp.	825,010

			8,273,836

Air Freight & Logistics 1.1%
	282,300	Expeditors International of Washington, Inc.(b)	9,437,289

Auto Components 0.3%
	451,200	Goodyear Tire & Rubber Co. (The)(a)	2,901,216

Beverages 1.4%
	271,600	Coca-Cola Co. (The)	12,729,892

Biotechnology 8.0%
	164,200	BioMarin Pharmaceutical, Inc.(a)(b)	2,796,326
	241,600	Celgene Corp.(a)	12,587,360
	268,100	Genentech, Inc.(a)	20,536,460
	102,400	Genzyme Corp.(a)	6,555,648
	638,498	Gilead Sciences, Inc.(a)	28,598,325

			71,074,119

Capital Markets 4.9%
	311,798	Bank of New York Mellon Corp. (The)	9,419,418
	608,500	Charles Schwab Corp. (The)	11,153,805
	187,600	Goldman Sachs Group, Inc.(The)	14,818,524
	876,000	KKR Private Equity Investors LP(a)	2,409,000
	417,100	Morgan Stanley (b)	6,152,225

			43,952,972

Chemicals 1.5%
	167,100	Monsanto Co.	13,234,320

Commercial Services & Supplies 1.2%
	353,300	Waste Management, Inc.	10,316,360

Communications Equipment 5.3%
	950,200	Cisco Systems, Inc.(a)	15,716,308
	614,100	QUALCOMM, Inc.	20,615,337
	247,600	Research In Motion Ltd.(a)(b)	10,515,572

			46,847,217

Computers & Peripherals 2.5%
	88,716	Apple, Inc.(a)(b)	8,221,312
	393,200	Hewlett-Packard Co.(b)	13,872,096

			22,093,408

Consumer Finance 1.1%
1,086,400	SLM Corp.(a)(b)	10,005,744

Diversified Consumer Services 3.1%
691,000	Career Education Corp.(a)	12,769,680
751,100	H&R Block, Inc.	14,368,543

		27,138,223

Diversified Financial Services 0.5%
143,300	JPMorgan Chase & Co.	4,536,878

Energy Equipment & Services 3.8%
464,900	Halliburton Co.(b)	8,182,240
289,500	National Oilwell Varco, Inc.(a)	8,189,955
338,400	Schlumberger Ltd.	17,170,416

		33,542,611

Food & Staples Retailing 7.6%
172,400	Costco Wholesale Corp.(b)	8,873,428
887,700	CVS Caremark Corp.	25,681,161
520,300	Kroger Co. (The)	14,391,498
340,000	Wal-Mart Stores, Inc.	18,999,200

		67,945,287

Food Products 3.1%
376,265	Cadbury PLC ADR (United Kingdom)	12,789,247
716,000	ConAgra Foods, Inc.	10,561,000
680,000	Tyson Foods, Inc., “Class A”	4,562,800

		27,913,047

Healthcare Equipment & Supplies 3.5%
152,500	Alcon, Inc.	12,167,975
356,400	Baxter International, Inc.	18,853,560

		31,021,535

Healthcare Providers & Services 3.1%
409,900	Aetna, Inc.	8,944,018
283,700	Cardinal Health, Inc.	9,225,924
372,500	Omnicare, Inc.	8,980,975

		27,150,917

Hotels, Restaurants & Leisure 0.9%
377,800	Burger King Holdings, Inc.(b)	8,126,478

Household Products 2.4%
203,000	Colgate-Palmolive Co.	13,209,210
140,000	Kimberly-Clark Corp.	8,090,600

		21,299,810

Independent Power Producers & Energy Traders 1.7%
651,900	NRG Energy, Inc.(a)(b)	15,443,511

Insurance 3.1%
176,400	Allstate Corp. (The)	4,487,616
2,048	Berkshire Hathaway, Inc. “Class B”(a)	7,165,952
339,400	Loews Corp.	9,296,166
1,282,800	XL Capital Ltd. “Class A”(b)	6,452,484

		27,402,218

Internet & Catalog Retail 1.2%
238,700	Amazon.com, Inc.(a)(b)	10,192,490
107,720	HSN, Inc.(a)	402,873

		10,595,363

Internet Software & Services 3.5%
65,500	Google, Inc. “Class A”(a)	19,188,880
795,000	IAC/InterActiveCorp.(a)	11,758,050

		30,946,930

IT Services 2.1%
206,200	Infosys Technologies Ltd., ADR (India)(b)	5,185,930
258,800	Visa, Inc. “Class A”	13,602,528

		18,788,458

Life Sciences, Tools & Services 1.3%
329,400	Thermo Fisher Scientific, Inc.(a)	11,752,992

Media 3.8%
890,100	Comcast Corp. “Class A”	15,434,333
588,099	Liberty Global, Inc. “Series C”(a)(b)	8,292,196
13,769,700	Sirius XM Radio, Inc.(a)(b)	2,868,229
332,100	Walt Disney Co.(The)(b)	7,478,892

		34,073,650

Metals & Mining 2.2%
397,600	Freeport-McMoRan Copper & Gold, Inc.(b)	9,538,424
706,600	Kinross Gold Corp.(b)	10,422,350

		19,960,774

Multi-Utilities 1.3%
240,800	Sempra Energy	11,238,136

Oil, Gas & Consumable Fuels 8.3%
131,100	EOG Resources, Inc.	11,146,122
86,500	Hess Corp.	4,674,460
403,400	Occidental Petroleum Corp.	21,840,076
191,600	Petroleo Brasileiro SA ADR (Brazil)	4,012,104
401,128	Suncor Energy, Inc. (Canada)	9,250,339

	662,000	Williams Cos., Inc.	10,737,640
	311,500	XTO Energy, Inc.	11,911,760

			73,572,501

Pharmaceuticals 5.7%
	204,700	Abbott Laboratories	10,724,233
	828,400	Schering-Plough Corp.	13,925,404
	328,500	Teva Pharmaceutical Industries Ltd, ADR(Israel)(b)	14,174,775
	334,850	Wyeth	12,057,949

			50,882,361

Semiconductors & Semiconductor Equipment 0.1%
	2,069,300	Spansion, Inc. (a)(b)	517,325

Software 4.2%
	374,600	Adobe Systems, Inc.(a)	8,675,736
	686,500	CA, Inc.	11,560,660
	275,900	Oracle Corp.(a)	4,439,231
	1,025,500	Symantec Corp.(a)	12,336,765

			37,012,392

Textiles, Apparel & Luxury Goods 0.9%
	147,900	Nike, Inc. “Class B”(b)	7,875,675

Wireless Telecommunication Services 1.8%
	569,900	NII Holdings, Inc.(a)	11,078,856
	1,764,700	Sprint Nextel Corp.(b)	4,923,513

			16,002,369

		Total common stocks
		(cost $1,074,558,340)	865,605,814

Notional Amount
OUTSTANDING OPTIONS PURCHASED
Thrifts & Martgage Finance
		Federal National Mortgage Association, expiring 12/20/08 @ $15.00
	$14,400	(cost $1,408,100)(a)(f)	72,000

		Total long-term investments
		(cost $1,075,966,440)	865,677,814

SHORT-TERM INVESTMENT 20.5%

Shares
Affiliated Money Market Mutual Fund
		Dryden Core Investment Fund-Taxable Money Market Series
		(cost $182,428,856; includes $164,269,032 of cash collateral received from
		$182,428,856 securities on loan)(c)(d)	182,428,856

		Total Investments(e) 117.9%

(cost $1,258,395,296)(g)	1,048,106,670
Liabilities in excess of other assets (17.9%)	(158,948,099)

Net Assets 100.0%	$889,158,571

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of securities on loan. The aggregate market value of such securities is $148,068,124; cash collateral of $164,269,032 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of November 30, 2008, one security valued at $72,000 and representing 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates a security is illiquid.
(g)	The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation of Investments
$1,283,693,263	$69,843,301	$(305,429,894)	$(235,586,593)

The difference between book and tax basis was primarily attributable to the deferred losses on wash sales and tax adjustments due to investments in partnership.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities
Level 1 - Quoted Prices	$1,048,034,670
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	72,000

Total	$1,048,106,670

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 8/31/08	$730,000
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(658,000)
Transfers in and/or out of Level 3	—

Balance as of 11/30/08	$72,000

Notes to Schedule of Investments

(Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 28, 2009

*	Print the name and title of each signing officer under his or her signature.